UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02021

Deutsche DWS Securities Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2026

Item 1.	Reports to Stockholders.

(a)

DWS RREEF Global Real Estate Securities Fund

Class A: RRGAX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about DWS RREEF Global Real Estate Securities Fund (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.43%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	211,931,413
Number of Portfolio Holdings	97
Portfolio Turnover Rate (%)	56
Total Net Advisory Fees Paid ($)	512,103

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Specialized REITs	18%
Retail REITs	18%
Health Care REITs	15%
Industrial REITs	15%
Real Estate Management & Development	10%
Residential REITs	9%
Diversified REITs	8%
Office REITs	3%
Hotel & Resort REITs	3%
IT Services	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	66%
Japan	8%
Australia	6%
Singapore	3%
United Kingdom	3%
Hong Kong	3%
France	2%
Canada	2%
Switzerland	2%
Germany	1%
Other	3%

Ten Largest Equity Holdings

Table Summary
Holdings	40.2% of Net Assets
Welltower, Inc. (United States)	8.4%
Prologis, Inc. (United States)	6.5%
Equinix, Inc. (United States)	6.1%
Equity Residential (United States)	3.9%
Simon Property Group, Inc. (United States)	3.6%
Iron Mountain, Inc. (United States)	2.7%
Goodman Group (Australia)	2.3%
Public Storage (United States)	2.3%
Host Hotels & Resorts, Inc. (United States)	2.3%
Digital Realty Trust, Inc. (United States)	2.1%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DRGRESF-TSRS-A

R-101800-3 (08/26)

DWS RREEF Global Real Estate Securities Fund

Class C: RRGCX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about DWS RREEF Global Real Estate Securities Fund (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	1.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 2.13%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	211,931,413
Number of Portfolio Holdings	97
Portfolio Turnover Rate (%)	56
Total Net Advisory Fees Paid ($)	512,103

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Specialized REITs	18%
Retail REITs	18%
Health Care REITs	15%
Industrial REITs	15%
Real Estate Management & Development	10%
Residential REITs	9%
Diversified REITs	8%
Office REITs	3%
Hotel & Resort REITs	3%
IT Services	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	66%
Japan	8%
Australia	6%
Singapore	3%
United Kingdom	3%
Hong Kong	3%
France	2%
Canada	2%
Switzerland	2%
Germany	1%
Other	3%

Ten Largest Equity Holdings

Table Summary
Holdings	40.2% of Net Assets
Welltower, Inc. (United States)	8.4%
Prologis, Inc. (United States)	6.5%
Equinix, Inc. (United States)	6.1%
Equity Residential (United States)	3.9%
Simon Property Group, Inc. (United States)	3.6%
Iron Mountain, Inc. (United States)	2.7%
Goodman Group (Australia)	2.3%
Public Storage (United States)	2.3%
Host Hotels & Resorts, Inc. (United States)	2.3%
Digital Realty Trust, Inc. (United States)	2.1%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DRGRESF-TSRS-C

R-101800-3 (08/26)

DWS RREEF Global Real Estate Securities Fund

Class R6: RRGRX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about DWS RREEF Global Real Estate Securities Fund (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$41	0.79%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.97%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	211,931,413
Number of Portfolio Holdings	97
Portfolio Turnover Rate (%)	56
Total Net Advisory Fees Paid ($)	512,103

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Specialized REITs	18%
Retail REITs	18%
Health Care REITs	15%
Industrial REITs	15%
Real Estate Management & Development	10%
Residential REITs	9%
Diversified REITs	8%
Office REITs	3%
Hotel & Resort REITs	3%
IT Services	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	66%
Japan	8%
Australia	6%
Singapore	3%
United Kingdom	3%
Hong Kong	3%
France	2%
Canada	2%
Switzerland	2%
Germany	1%
Other	3%

Ten Largest Equity Holdings

Table Summary
Holdings	40.2% of Net Assets
Welltower, Inc. (United States)	8.4%
Prologis, Inc. (United States)	6.5%
Equinix, Inc. (United States)	6.1%
Equity Residential (United States)	3.9%
Simon Property Group, Inc. (United States)	3.6%
Iron Mountain, Inc. (United States)	2.7%
Goodman Group (Australia)	2.3%
Public Storage (United States)	2.3%
Host Hotels & Resorts, Inc. (United States)	2.3%
Digital Realty Trust, Inc. (United States)	2.1%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DRGRESF-TSRS-R6

R-101800-3 (08/26)

DWS RREEF Global Real Estate Securities Fund

Class S: RRGTX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about DWS RREEF Global Real Estate Securities Fund (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$52	0.99%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	211,931,413
Number of Portfolio Holdings	97
Portfolio Turnover Rate (%)	56
Total Net Advisory Fees Paid ($)	512,103

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Specialized REITs	18%
Retail REITs	18%
Health Care REITs	15%
Industrial REITs	15%
Real Estate Management & Development	10%
Residential REITs	9%
Diversified REITs	8%
Office REITs	3%
Hotel & Resort REITs	3%
IT Services	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	66%
Japan	8%
Australia	6%
Singapore	3%
United Kingdom	3%
Hong Kong	3%
France	2%
Canada	2%
Switzerland	2%
Germany	1%
Other	3%

Ten Largest Equity Holdings

Table Summary
Holdings	40.2% of Net Assets
Welltower, Inc. (United States)	8.4%
Prologis, Inc. (United States)	6.5%
Equinix, Inc. (United States)	6.1%
Equity Residential (United States)	3.9%
Simon Property Group, Inc. (United States)	3.6%
Iron Mountain, Inc. (United States)	2.7%
Goodman Group (Australia)	2.3%
Public Storage (United States)	2.3%
Host Hotels & Resorts, Inc. (United States)	2.3%
Digital Realty Trust, Inc. (United States)	2.1%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DRGRESF-TSRS-S

R-101800-3 (08/26)

DWS RREEF Global Real Estate Securities Fund

Institutional Class: RRGIX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about DWS RREEF Global Real Estate Securities Fund (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$44	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.07%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	211,931,413
Number of Portfolio Holdings	97
Portfolio Turnover Rate (%)	56
Total Net Advisory Fees Paid ($)	512,103

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Specialized REITs	18%
Retail REITs	18%
Health Care REITs	15%
Industrial REITs	15%
Real Estate Management & Development	10%
Residential REITs	9%
Diversified REITs	8%
Office REITs	3%
Hotel & Resort REITs	3%
IT Services	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	66%
Japan	8%
Australia	6%
Singapore	3%
United Kingdom	3%
Hong Kong	3%
France	2%
Canada	2%
Switzerland	2%
Germany	1%
Other	3%

Ten Largest Equity Holdings

Table Summary
Holdings	40.2% of Net Assets
Welltower, Inc. (United States)	8.4%
Prologis, Inc. (United States)	6.5%
Equinix, Inc. (United States)	6.1%
Equity Residential (United States)	3.9%
Simon Property Group, Inc. (United States)	3.6%
Iron Mountain, Inc. (United States)	2.7%
Goodman Group (Australia)	2.3%
Public Storage (United States)	2.3%
Host Hotels & Resorts, Inc. (United States)	2.3%
Digital Realty Trust, Inc. (United States)	2.1%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DRGRESF-TSRS-I

R-101800-3 (08/26)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

June 30, 2026
Semiannual Financial Statements and Other Information
DWS RREEF Global Real Estate
Securities Fund

Contents
3	Investment Portfolio
9	Statement of Assets and Liabilities
11	Statement of Operations
12	Statements of Changes in Net Assets
13	Financial Highlights
18	Notes to Financial Statements
31	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS RREEF Global Real Estate Securities Fund

Investment Portfolioas of June 30, 2026 (Unaudited)

	Shares	Value ($)
Common Stocks 99.0%
Australia 5.7%
Charter Hall Group	23,531	373,132
Dexus	139,213	520,180
Gemlife Communities Group (Units)	75,577	241,321
Goodman Group	222,391	4,800,438
HomeCo Daily Needs REIT REG S	940,555	835,426
Mirvac Group	819,526	975,532
NEXTDC Ltd.*	75,029	762,239
Scentre Group	1,162,500	3,109,100
Stockland	146,588	414,070
(Cost $11,142,975)		12,031,438
Belgium 1.0%
Aedifica SA	13,534	1,091,416
Montea NV	3,164	242,159
Warehouses De Pauw CVA	30,184	761,556
(Cost $2,035,679)		2,095,131
Canada 2.1%
Granite Real Estate Investment Trust	28,008	1,891,885
RioCan Real Estate Investment Trust (a)	156,657	2,506,291
(Cost $4,108,730)		4,398,176
France 2.4%
Covivio SA	15,575	955,294
Klepierre SA	29,289	1,225,189
Unibail-Rodamco-Westfield*	24,124	2,825,643
(Cost $3,552,504)		5,006,126
Germany 1.5%
Sirius Real Estate Ltd.	420,368	540,680
TAG Immobilien AG	76,990	1,244,347
Vonovia SE	54,346	1,340,246
(Cost $3,023,504)		3,125,273
Hong Kong 2.7%
CK Asset Holdings Ltd.	91,500	516,505
Hongkong Land Holdings Ltd.	57,600	411,680
Hysan Development Co., Ltd.	88,000	185,616
Link REIT	539,136	2,515,507
The accompanying notes are an integral part of the financial statements.

DWS RREEF Global Real Estate Securities Fund	|	3

	Shares	Value ($)
Sun Hung Kai Properties Ltd.	127,000	1,827,415
Swire Properties Ltd.	121,600	318,780
(Cost $5,173,257)		5,775,503
Japan 7.7%
Daiwa Securities Living Investments Corp.	1,163	712,967
Hoshino Resorts REIT, Inc.	380	561,486
Japan Hotel REIT Investment Corp.	202	98,872
Japan Metropolitan Fund Invest	1,291	892,202
Japan Real Estate Investment Corp.	916	653,662
KDX Realty Investment Corp.	1,950	1,860,649
Keihanshin Building Co., Ltd.	99,400	665,432
Mitsubishi Estate Co., Ltd.	67,200	1,726,097
Mitsui Fudosan Co., Ltd.	378,500	3,523,932
Mitsui Fudosan Logistics Park, Inc.	2,383	1,581,642
Nippon Prologis REIT, Inc.	1,958	1,045,879
Nomura Real Estate Master Fund, Inc.	950	888,056
Sumitomo Realty & Development Co., Ltd.	88,200	2,044,472
(Cost $15,022,948)		16,255,348
Luxembourg 0.1%
Shurgard Self Storage Ltd. (Cost $213,738)	7,719	225,965
Netherlands 0.2%
CTP NV 144A (Cost $289,364)	22,472	409,595
Singapore 3.1%
CapitaLand Integrated Commercial Trust	1,842,500	3,381,835
CapitaLand Investment Ltd.	354,700	684,216
Centurion Accommodation REIT	716,500	588,407
Lendlease Global Commercial REIT	452,191	199,369
Mapletree Logistics Trust	183,600	173,390
Mapletree Pan Asia Commercial Trust	610,900	609,793
UOL Group Ltd.	135,100	998,091
(Cost $6,755,477)		6,635,101
Spain 0.7%
Merlin Properties Socimi SA (Cost $941,045)	87,864	1,544,396
Sweden 1.3%
Castellum AB	35,586	466,895
Catena AB	11,866	509,460
Fastighets AB Balder “B” *	233,928	1,246,523
Wihlborgs Fastigheter AB	82,743	641,705
(Cost $3,067,337)		2,864,583
The accompanying notes are an integral part of the financial statements.

4	|	DWS RREEF Global Real Estate Securities Fund

	Shares	Value ($)
Switzerland 1.5%
Swiss Prime Site AG (Registered) (Cost $2,892,438)	19,754	3,225,687
United Kingdom 3.1%
Big Yellow Group PLC	16,670	199,607
British Land Co. PLC	297,682	1,633,648
Grainger PLC	231,094	519,787
LondonMetric Property PLC	415,370	1,038,761
Segro PLC	217,853	2,530,271
UNITE Group PLC	91,027	614,649
(Cost $5,185,962)		6,536,723
United States 65.9%
Agree Realty Corp. (REIT) (a)	36,813	2,788,217
Blackstone Digital Infrastructure Trust, Inc. (REIT)*	35,063	758,413
Brixmor Property Group, Inc. (REIT)	99,681	3,142,942
Camden Property Trust (REIT)	33,496	3,834,958
CareTrust REIT, Inc. (REIT)	73,718	2,974,521
Cousins Properties, Inc. (REIT)	30,158	904,137
Curbline Properties Corp. (REIT)	79,473	2,415,979
Digital Realty Trust, Inc. (REIT)	24,525	4,404,199
EastGroup Properties, Inc. (REIT)	10,919	2,211,425
Equinix, Inc. (REIT)	12,443	12,970,459
Equity Residential (REIT)	120,590	8,191,679
Extra Space Storage, Inc. (REIT)	10,779	1,566,189
First Industrial Realty Trust, Inc. (REIT)	26,211	1,606,996
Gaming and Leisure Properties, Inc. (REIT)	79,012	3,518,404
Healthcare Realty Trust, Inc. (REIT)	78,108	1,575,438
Healthpeak Properties, Inc. (REIT)	90,004	1,926,086
Host Hotels & Resorts, Inc. (REIT)	201,933	4,787,831
Invitation Homes, Inc. (REIT)	100,669	3,041,210
Iron Mountain, Inc. (REIT)	44,511	5,622,184
Janus Living, Inc. “A” , (REIT)	78,894	2,267,414
National Storage Affiliates Trust (REIT)	84,880	3,774,614
NETSTREIT Corp. (REIT) (a)	55,744	1,177,871
Piedmont Realty Trust, Inc. “A” , (REIT)*	103,272	944,939
Prologis, Inc. (REIT)	101,322	13,726,091
Public Storage (REIT)	15,078	4,799,478
Realty Income Corp. (REIT)	25,852	1,601,790
Regency Centers Corp. (REIT)	27,854	2,221,078
Simon Property Group, Inc. (REIT)	34,579	7,733,593
SL Green Realty Corp. (REIT) (a)	29,210	1,512,202
Sun Communities, Inc. (REIT)	17,547	2,104,061
The Macerich Co. (REIT)	102,672	2,586,308
The accompanying notes are an integral part of the financial statements.

DWS RREEF Global Real Estate Securities Fund	|	5

	Shares	Value ($)
Ventas, Inc. (REIT)	47,702	4,235,938
Vornado Realty Trust (REIT)	49,540	1,946,922
Welltower, Inc. (REIT)	78,128	17,732,712
WP Carey, Inc. (REIT)	43,225	3,090,587
(Cost $103,370,985)		139,696,865
Total Common Stocks (Cost $166,775,943)		209,825,910
Securities Lending Collateral 3.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.54% (b) (c) (Cost $7,245,800)	7,245,800	7,245,800
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 3.66% (b) (Cost $960,814)	960,814	960,814

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $174,982,557)	102.9	218,032,524
Other Assets and Liabilities, Net	(2.9)	(6,101,111)
Net Assets	100.0	211,931,413
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2026 are as follows:
Value ($) at 12/31/2025	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 6/30/2026	Value ($) at 6/30/2026
Securities Lending Collateral 3.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.54% (b) (c)
484,279	6,761,521 (d)	—	—	—	8,880	—	7,245,800	7,245,800
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 3.66% (b)
732,317	43,924,750	43,696,253	—	—	22,040	—	960,814	960,814
1,216,596	50,686,271	43,696,253	—	—	30,920	—	8,206,614	8,206,614
The accompanying notes are an integral part of the financial statements.

6	|	DWS RREEF Global Real Estate Securities Fund

Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.
*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at June 30, 2026 amounted to $6,947,728, which is 3.3% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2026.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the
United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
The accompanying notes are an integral part of the financial statements.

DWS RREEF Global Real Estate Securities Fund	|	7

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$12,031,438	$—	$12,031,438
Belgium	—	2,095,131	—	2,095,131
Canada	4,398,176	—	—	4,398,176
France	—	5,006,126	—	5,006,126
Germany	—	3,125,273	—	3,125,273
Hong Kong	—	5,775,503	—	5,775,503
Japan	—	16,255,348	—	16,255,348
Luxembourg	—	225,965	—	225,965
Netherlands	—	409,595	—	409,595
Singapore	—	6,635,101	—	6,635,101
Spain	—	1,544,396	—	1,544,396
Sweden	—	2,864,583	—	2,864,583
Switzerland	—	3,225,687	—	3,225,687
United Kingdom	—	6,536,723	—	6,536,723
United States	139,696,865	—	—	139,696,865
Short-Term Investments (a)	8,206,614	—	—	8,206,614
Total	$152,301,655	$65,730,869	$—	$218,032,524

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

8	|	DWS RREEF Global Real Estate Securities Fund

Statement of Assets and Liabilities
as of June 30, 2026 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $166,775,943) — including $6,947,728 of securities loaned	$209,825,910
Investment in DWS Government & Agency Securities Portfolio (cost $7,245,800)*	7,245,800
Investment in DWS Central Cash Management Government Fund (cost $960,814)	960,814
Foreign currency, at value (cost $149,149)	149,295
Receivable for investments sold	639,557
Receivable for Fund shares sold	51,967
Dividends receivable	921,808
Affiliated securities lending income receivable	1,262
Foreign taxes recoverable	195,445
Other assets	52,431
Total assets	220,044,289
Liabilities
Payable upon return of securities loaned	7,245,800
Payable for investments purchased	656,744
Payable for Fund shares redeemed	11,438
Accrued management fee	87,642
Accrued Trustees' fees	721
Other accrued expenses and payables	110,531
Total liabilities	8,112,876
Net assets, at value	$211,931,413
Net Assets Consist of
Distributable earnings (loss)	36,779,028
Paid-in capital	175,152,385
Net assets, at value	$211,931,413
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

DWS RREEF Global Real Estate Securities Fund	|	9

Statement of Assets and Liabilities as of June 30, 2026 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($10,355,144 ÷ 1,295,823 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.99
Maximum offering price per share (100 ÷ 94.25 of $7.99)	$8.48
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($488,464 ÷ 60,407 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.09
Class R6
Net Asset Value, offering and redemption price per share ($98,721,977 ÷ 12,380,444 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.97
Class S
Net Asset Value, offering and redemption price per share ($11,584,562 ÷ 1,454,390 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.97
Institutional Class
Net Asset Value, offering and redemption price per share ($90,781,266 ÷ 11,410,785 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.96
The accompanying notes are an integral part of the financial statements.

10	|	DWS RREEF Global Real Estate Securities Fund

Statement of Operations
for the six months ended June 30, 2026 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $160,295)	$3,599,655
Non-cash dividends	198,280
Income distributions — DWS Central Cash Management Government Fund	22,040
Affiliated securities lending income, net	8,880
Total income	3,828,855
Expenses:
Management fee	648,340
Administration fee	89,841
Services to shareholders	48,456
Distribution and service fees	15,517
Custodian fee	17,464
Professional fees	43,419
Reports to shareholders	16,478
Registration fees	32,846
Trustees' fees and expenses	3,425
Other	13,325
Total expenses before expense reductions	929,111
Expense reductions	(143,805)
Total expenses after expense reductions	785,306
Net investment income	3,043,549
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	5,438,327
Foreign currency	28,392
5,466,719
Change in net unrealized appreciation (depreciation) on:
Investments	10,655,183
Foreign currency	(6,236)
10,648,947
Net gain (loss)	16,115,666
Net increase (decrease) in net assets resulting from operations	$19,159,215
The accompanying notes are an integral part of the financial statements.

DWS RREEF Global Real Estate Securities Fund	|	11

Statements of Changes in Net Assets
	Six Months Ended June 30, 2026	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2025
Operations:
Net investment income	$3,043,549	$4,012,226
Net realized gain (loss)	5,466,719	1,788,616
Change in net unrealized appreciation (depreciation)	10,648,947	7,387,767
Net increase (decrease) in net assets resulting from operations	19,159,215	13,188,609
Distributions to shareholders:
Class A	(261,186)	(228,747)
Class C	(7,909)	(574)
Class R6	(2,864,067)	(2,158,908)
Class S	(311,574)	(271,230)
Institutional Class	(2,553,781)	(1,340,283)
Total distributions	(5,998,517)	(3,999,742)
Fund share transactions:
Proceeds from shares sold	46,012,239	21,619,190
Reinvestment of distributions	5,224,801	3,789,012
Payments for shares redeemed	(13,087,375)	(24,346,173)
Net increase (decrease) in net assets from Fund share transactions	38,149,665	1,062,029
Increase (decrease) in net assets	51,310,363	10,250,896
Net assets at beginning of period	160,621,050	150,370,154
Net assets at end of period	$211,931,413	$160,621,050

The accompanying notes are an integral part of the financial statements.

12	|	DWS RREEF Global Real Estate Securities Fund

Financial Highlights
DWS RREEF Global Real Estate Securities Fund — Class A
	Six Months Ended 6/30/26	Years Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$7.43	$7.00	$7.01	$6.40	$9.31	$7.77
Income (loss) from investment operations:
Net investment income[a]	.11	.16	.13	.16	.13	.11
Net realized and unrealized gain (loss)	.66	.42	.05	.53	(2.59)	2.18
Total from investment operations	.77	.58	.18	.69	(2.46)	2.29
Less distributions from:
Net investment income	(.21 )	(.15 )	(.19 )	(.08 )	(.11 )	(.35 )
Net realized gains	—	—	—	—	(.34 )	(.40 )
Total distributions	(.21 )	(.15 )	(.19 )	(.08 )	(.45 )	(.75 )
Net asset value, end of period	$7.99	$7.43	$7.00	$7.01	$6.40	$9.31
Total Return (%)[b,c]	10.32 *	8.36	2.75	10.88	(26.72)	30.09
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10	10	12	13	15	26
Ratio of expenses before expense reductions (%)	1.39 **	1.39	1.43	1.38	1.38	1.33
Ratio of expenses after expense reductions (%)	1.14 **	1.16	1.24	1.20	1.20	1.20
Ratio of net investment income (%)	2.85 **	2.21	1.89	2.45	1.80	1.24
Portfolio turnover rate (%)	56 *	87	94	82	101	84

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS RREEF Global Real Estate Securities Fund	|	13

DWS RREEF Global Real Estate Securities Fund — Class C
	Six Months Ended 6/30/26	Years Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$7.47	$6.96	$6.97	$6.36	$9.33	$7.72
Income (loss) from investment operations:
Net investment income[a]	.08	.11	.07	.11	.08	.04
Net realized and unrealized gain (loss)	.67	.41	.06	.53	(2.60)	2.18
Total from investment operations	.75	.52	.13	.64	(2.52)	2.22
Less distributions from:
Net investment income	(.13 )	(.01 )	(.14 )	(.03 )	(.11 )	(.21 )
Net realized gains	—	—	—	—	(.34 )	(.40 )
Total distributions	(.13 )	(.01 )	(.14 )	(.03 )	(.45 )	(.61 )
Net asset value, end of period	$8.09	$7.47	$6.96	$6.97	$6.36	$9.33
Total Return (%)[b,c]	10.09 *	7.44	1.99	10.11	(27.33)	29.26
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.5	1	1	2	2	4
Ratio of expenses before expense reductions (%)	2.09 **	2.09	2.15	2.08	2.07	2.03
Ratio of expenses after expense reductions (%)	1.89 **	1.91	1.99	1.92	1.93	1.92
Ratio of net investment income (%)	2.09 **	1.46	1.03	1.69	1.05	.49
Portfolio turnover rate (%)	56 *	87	94	82	101	84

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

14	|	DWS RREEF Global Real Estate Securities Fund

DWS RREEF Global Real Estate Securities Fund — Class R6
	Six Months Ended 6/30/26	Years Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$7.43	$7.00	$7.02	$6.40	$9.28	$7.78
Income (loss) from investment operations:
Net investment income[a]	.13	.19	.16	.19	.17	.14
Net realized and unrealized gain (loss)	.65	.43	.04	.53	(2.60)	2.19
Total from investment operations	.78	.62	.20	.72	(2.43)	2.33
Less distributions from:
Net investment income	(.24 )	(.19 )	(.22 )	(.10 )	(.11 )	(.43 )
Net realized gains	—	—	—	—	(.34 )	(.40 )
Total distributions	(.24 )	(.19 )	(.22 )	(.10 )	(.45 )	(.83 )
Net asset value, end of period	$7.97	$7.43	$7.00	$7.02	$6.40	$9.28
Total Return (%)[b]	10.49 *	8.85	3.04	11.51	(26.47)	30.61
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	99	92	83	101	91	110
Ratio of expenses before expense reductions (%)	.94 **	.93	.99	.96	.94	.91
Ratio of expenses after expense reductions (%)	.79 **	.75	.83 [c]	.79	.79	.79
Ratio of net investment income (%)	3.24 **	2.63	2.31	2.90	2.28	1.64
Portfolio turnover rate (%)	56 *	87	94	82	101	84

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	The ratio of expenses would have been .12% higher had the Advisor not voluntarily waived or reimbursed certain operating expenses.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS RREEF Global Real Estate Securities Fund	|	15

DWS RREEF Global Real Estate Securities Fund — Class S
	Six Months Ended 6/30/26	Years Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$7.41	$6.99	$7.01	$6.39	$9.29	$7.77
Income (loss) from investment operations:
Net investment income[a]	.12	.17	.15	.17	.15	.13
Net realized and unrealized gain (loss)	.66	.43	.04	.54	(2.60)	2.18
Total from investment operations	.78	.60	.19	.71	(2.45)	2.31
Less distributions from:
Net investment income	(.22 )	(.18 )	(.21 )	(.09 )	(.11 )	(.39 )
Net realized gains	—	—	—	—	(.34 )	(.40 )
Total distributions	(.22 )	(.18 )	(.21 )	(.09 )	(.45 )	(.79 )
Net asset value, end of period	$7.97	$7.41	$6.99	$7.01	$6.39	$9.29
Total Return (%)[b]	10.53 *	8.58	2.82	11.25	(26.67)	30.51
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	12	11	11	12	12	21
Ratio of expenses before expense reductions (%)	1.16 **	1.16	1.22	1.16	1.17	1.11
Ratio of expenses after expense reductions (%)	.99 **	.98	1.06	1.00	1.03	1.00
Ratio of net investment income (%)	3.04 **	2.40	2.07	2.66	1.98	1.43
Portfolio turnover rate (%)	56 *	87	94	82	101	84

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

16	|	DWS RREEF Global Real Estate Securities Fund

DWS RREEF Global Real Estate Securities Fund — Institutional Class
	Six Months Ended 6/30/26	Years Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$7.40	$7.00	$7.01	$6.40	$9.28	$7.77
Income (loss) from investment operations:
Net investment income[a]	.14	.18	.16	.18	.16	.14
Net realized and unrealized gain (loss)	.65	.42	.05	.53	(2.59)	2.18
Total from investment operations	.79	.60	.21	.71	(2.43)	2.32
Less distributions from:
Net investment income	(.23 )	(.20 )	(.22 )	(.10 )	(.11 )	(.41 )
Net realized gains	—	—	—	—	(.34 )	(.40 )
Total distributions	(.23 )	(.20 )	(.22 )	(.10 )	(.45 )	(.81 )
Net asset value, end of period	$7.96	$7.40	$7.00	$7.01	$6.40	$9.28
Total Return (%)[b]	10.64 *	8.73	2.97	11.25	(26.47)	30.54
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	91	47	44	45	53	107
Ratio of expenses before expense reductions (%)	1.00 **	1.03	1.07	1.03	1.02	.99
Ratio of expenses after expense reductions (%)	.85 **	.85	.91	.86	.88	.88
Ratio of net investment income (%)	3.47 **	2.54	2.23	2.78	2.11	1.54
Portfolio turnover rate (%)	56 *	87	94	82	101	84

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS RREEF Global Real Estate Securities Fund	|	17

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS RREEF Global Real Estate Securities Fund (the “Fund” ) is a diversified series of Deutsche DWS Securities Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

18	|	DWS RREEF Global Real Estate Securities Fund

Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level

DWS RREEF Global Real Estate Securities Fund	|	19

assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of

20	|	DWS RREEF Global Real Estate Securities Fund

investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2026, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of June 30, 2026) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

DWS RREEF Global Real Estate Securities Fund	|	21

As of June 30, 2026, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of June 30, 2026

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Common Stocks	$7,245,800	$—	$—	$—	$7,245,800
Gross amount of recognized liabilities and cash collateral for securities lending transactions:					$7,245,800
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon current interpretation of tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At December 31, 2025, the Fund had net tax basis capital loss carryforwards of $8,335,567 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
At June 30, 2026, the aggregate cost of investments for federal income tax purposes was $181,350,132. The net unrealized appreciation for all investments based on tax cost was $36,682,392. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $44,577,465 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $7,895,073.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended December 31, 2025, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.

22	|	DWS RREEF Global Real Estate Securities Fund

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, income received from passive foreign investment companies and investments in limited partnerships. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a United States Real Estate Investment Trust (“U.S. REIT” ) investment based on information provided by the U.S. REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a U.S. REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from U.S. REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. With respect to the distributions received from foreign domiciled corporations, generally determined to be passive foreign

DWS RREEF Global Real Estate Securities Fund	|	23

investment companies for tax reporting purposes, such amounts are included in dividend income without any recharacterization.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended June 30, 2026, purchases and sales of investment securities (excluding short-term investments) aggregated $138,403,577 and $103,611,225, respectively.
C.
Related Parties
Management Agreement. Under its amended and restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor.
RREEF America L.L.C. (“RREEF” ), also an indirect, wholly owned subsidiary of DWS Group, is the subadvisor for the Fund. While DIMA is the investment advisor to the Fund, the day-to-day activities of managing the Fund’s portfolio have been delegated to RREEF. DIMA compensates RREEF out of the management fee it receives from the Fund.
Pursuant to investment subadvisory agreements between RREEF and each of DWS Alternatives Global Limited and DWS Investments Australia Limited (the “sub-subadvisors” ), these entities act as sub-subadvisors to the Fund. The Fund’s sub-subadvisors are indirect, wholly owned subsidiaries of DWS Group. Under the supervision of the Board of Trustees, DIMA and RREEF, the sub-subadvisors manage the Fund’s investments in specific foreign markets. RREEF pays a fee to each sub-subadvisor pursuant to the investment subadvisory agreement between RREEF and each sub-subadvisor.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net

24	|	DWS RREEF Global Real Estate Securities Fund

assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1.0 billion of the Fund’s average daily net assets	.700%
Over $1.0 billion of such net assets	.675%
Accordingly, for the six months ended June 30, 2026, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.70% of the Fund’s average daily net assets.
For the period from January 1, 2026 through April 20, 2026 (through September 30, 2027 for Class R6 shares), the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.20%
Class C	1.95%
Class R6	.79%
Class S	1.05%
Institutional Class	.95%
Effective April 21, 2026 through September 30, 2027, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of certain classes as follows:
Class A	1.05%
Class C	1.80%
Class S	.90%
Institutional Class	.80%

DWS RREEF Global Real Estate Securities Fund	|	25

For the six months ended June 30, 2026, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$13,263
Class C	495
Class R6	70,716
Class S	9,564
Institutional Class	49,767
$143,805
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2026, the Administration Fee was $89,841, of which $16,794 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2026, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2026
Class A	$1,794	$597
Class C	183	65
Class R6	691	289
Class S	2,316	776
Institutional Class	541	176
	$5,525	$1,903
In addition, for the six months ended June 30, 2026, the amounts charged to the Fund for recordkeeping and other administrative services provided

26	|	DWS RREEF Global Real Estate Securities Fund

by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$9,155
Class C	195
Class S	10,188
Institutional Class	21,098
$40,636
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended June 30, 2026, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at June 30, 2026
Class C	$1,915	$298
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended June 30, 2026, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at June 30, 2026	Annualized Rate
Class A	$12,964	$7,083.25%
Class C	638	254.25%
	$13,602	$7,337
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended June 30, 2026 aggregated $235.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended June 30, 2026, there

DWS RREEF Global Real Estate Securities Fund	|	27

was no CDSC for Class C Shares. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2026, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $545, of which $225 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2026.
E.
Real Estate Concentration Risk
Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting real estate securities, including REITs, may have a significant impact on the Fund’s performance. In particular, real estate companies can be negatively affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, decreases in real estate value, increases in property taxes and

28	|	DWS RREEF Global Real Estate Securities Fund

operating expenses, or insurance costs, lack of availability of insurance coverage, liability or losses due to environmental problems, extreme weather or natural disasters, delays in completion of construction, falling rents (whether due to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates, lack of credit, failure of borrowers to repay loans, and losses from casualty or condemnation. In addition, real estate values have been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. During periods of rising interest rates, real estate securities may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. Rising interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk. Political or regulatory pressures may restrict the eviction of real estate tenants in default. Highly leveraged real estate companies are particularly vulnerable to the effects of an economic downturn. Further, REITs are dependent upon management skills, may not be diversified and may have relatively small capitalizations, which can increase volatility.
F.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	56,447	$450,775	163,998	$1,177,187
Class C	1,976	14,994	3,977	28,403
Class R6	356,605	2,818,408	724,968	5,272,670
Class S	32,596	255,688	133,820	962,459
Institutional Class	5,495,413	42,472,374	1,987,662	14,178,471
		$46,012,239		$21,619,190
Shares issued to shareholders in reinvestment of distributions
Class A	31,686	$251,590	30,497	$222,022
Class C	985	7,909	78	574
Class R6	361,625	2,864,067	296,961	2,158,908
Class S	37,097	293,438	34,974	253,912
Institutional Class	228,835	1,807,797	159,117	1,153,596
		$5,224,801		$3,789,012

DWS RREEF Global Real Estate Securities Fund	|	29

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Dollars	Shares	Dollars
Shares redeemed
Class A	(203,183)	$(1,598,258)	(427,285)	$(3,074,256)
Class C	(10,882)	(86,916)	(22,443)	(163,125)
Class R6	(701,181)	(5,596,479)	(555,354)	(4,044,248)
Class S	(124,718)	(971,420)	(250,255)	(1,802,800)
Institutional Class	(613,116)	(4,834,302)	(2,114,470)	(15,261,744)
		$(13,087,375)		$(24,346,173)
Net increase (decrease)
Class A	(115,050)	$(895,893)	(232,790)	$(1,675,047)
Class C	(7,921)	(64,013)	(18,388)	(134,148)
Class R6	17,049	85,996	466,575	3,387,330
Class S	(55,025)	(422,294)	(81,461)	(586,429)
Institutional Class	5,111,132	39,445,869	32,309	70,323
		$38,149,665		$1,062,029

30	|	DWS RREEF Global Real Estate Securities Fund

Advisory Agreement Board Considerations and Fee Evaluation
In September 2025, the Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS RREEF Global Real Estate Securities Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ), the sub-advisory agreement (the “Sub-Advisory Agreement” ) between DIMA and RREEF America L.L.C. (“RREEF” ), an affiliate of DIMA, and the sub-sub-advisory agreements (the “Sub-Sub-Advisory Agreements,”  and together with the Agreement and the Sub-Advisory Agreement, the “Agreements” ) between RREEF and each of DWS Alternatives Global Limited and DWS Investments Australia Limited (collectively, the “Sub-Sub-Advisers” ), both affiliates of DIMA.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA, RREEF, and the Sub-Sub-Advisers are part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management

DWS RREEF Global Real Estate Securities Fund	|	31

business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s, RREEF’s and the Sub-Sub-Advisers’ personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA, RREEF and the Sub-Sub-Advisers provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors and sub-sub-advisors, including RREEF and the Sub-Sub-Advisers. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 1st quartile, 2nd quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has

32	|	DWS RREEF Global Real Estate Securities Fund

outperformed its benchmark in the one- and five-year periods and has underperformed its benchmark in the three-year period ended December 31, 2024.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory and sub-sub-advisory fee schedules, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were equal to the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). With respect to the sub-advisory and sub-sub-advisory fees paid to RREEF and the Sub-Sub-Advisers, the Board noted that the fees are paid by DIMA and RREEF, respectively, out of their fees and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages both institutional accounts and a DWS Europe Fund comparable to the Fund. The Board took note of the differences in services provided to DWS Funds as compared to institutional accounts and DWS Europe Funds and that such differences made comparison difficult.

DWS RREEF Global Real Estate Securities Fund	|	33

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA, RREEF, and the Sub-Sub-Advisers.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and

34	|	DWS RREEF Global Real Estate Securities Fund

services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DRGRESF-BFE2025

DWS RREEF Global Real Estate Securities Fund	|	35

DRGRESF-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Global Real Estate Securities Fund, a series of Deutsche DWS Securities Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/28/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/28/2026

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	8/28/2026